Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss attributable to equity holders of the Company	SFr (54,233)	SFr (70,753)	SFr (72,996)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	84,694,616	83,554,412	74,951,833
Basic loss per share for the period attributable to equity holders	SFr (0.64)	SFr (0.85)	SFr (0.97)
Diluted loss per share for the period attributable to equity holders	SFr (0.64)	SFr (0.85)	SFr (0.97)